Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Oct. 31, 2023
Entity Registrant Name	Invesco India Exchange-Traded Fund Trust
Entity Central Index Key	0001419139
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Feb. 27, 2024
Document Effective Date	Feb. 28, 2024
Prospectus Date	Feb. 28, 2024
Invesco India ETF | Invesco India ETF
Prospectus:
Trading Symbol	PIN